Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ materially from those estimates.

Reverse Stock Split

On September 4, 2013, the Company effected a 1-for-12.3 reverse stock split. All information in this report relating to the number of shares, price per share and per share amounts of stock gives retroactive effect to the 1-for-12.3 reverse stock split of the Company’s stock.

Fair Value of Financial Instruments

We determine the fair value of financial and nonfinancial assets and liabilities using the fair value hierarchy, which describes three levels of inputs that may be used to measure fair value, as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities;

Level 2—Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

We determine the fair value of Level 1 assets using quoted prices in active markets for identical assets. We review trading activity and pricing for Level 2 investments as of each measurement date. Level 2 inputs, obtained from various third-party data providers, represent quoted prices for similar assets in active markets, were derived from observable market data, or, if not directly observable, were derived from or corroborated by other observable market data.

In certain cases where there is limited activity or less transparency around inputs to valuation, we classify securities as Level 3 within the valuation hierarchy. As of December 31, 2012, our Level 3 liability consists of a preferred stock warrant liability that we measured at estimated fair value.

The following table summarizes, for assets and the liability recorded at fair value, the respective fair value and the classification by level of input within the fair value hierarchy defined above (in thousands):

	DECEMBER 31, 2012
		BASIS OF FAIR VALUE MEASUREMENTS
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Money market funds	$6,910	$6,910	$—	$—
U.S. Treasury securities	3,577	3,577	—	—
U.S. government agency securities	23,047	—	23,047	—

Total cash equivalents and marketable securities	$33,534	$10,487	$23,047	$—

Liability
Preferred stock warrant liability	$563	$—	$—	$563

	SEPTEMBER 30, 2013
		BASIS OF FAIR VALUE MEASUREMENTS
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Money market funds	$75,463	$75,463	$—	$—
U.S. government agency securities	9,740	—	9,740	—

Total cash equivalents and marketable securities	$85,203	$75,463	$9,740	$—

Prior to our IPO in September 2013, we had outstanding warrants which were classified as a liability and remeasured to fair value each reporting period. We measured the estimated fair value of the preferred stock warrant liability using the Black-Scholes option-pricing model. Inputs used to determine estimated fair value include the estimated fair value of the underlying stock at the valuation measurement date, the remaining contractual term of the warrants, risk-free interest rates, expected dividends, and the expected volatility of the price of the underlying stock. In connection with the completion of the Company’s IPO in September 2013, substantially all of the warrants were automatically net exercised for a total of 4,376 shares, pursuant to the terms of the warrants. As a result of the net exercises, we recorded an $83,000 gain related to the change in fair value as part of other income, net on our Condensed Statement of Operations and reclassified the fair value of $57,000 to permanent equity. These warrants were remeasured using the intrinsic value of the warrant and the net settlement value based on the $13.00 per share IPO price. The remaining outstanding warrant to purchase Series A convertible preferred stock converted into a warrant to purchase 2,304 shares of common stock at $12.30 per share, expiring in January 2014. We remeasured the fair value of these remaining warrants through the date of the conversion to a common stock warrant and we recorded a $3,000 loss related to the change in fair value as part of other income, net on our Condensed Statement of Operations and reclassified the fair value of $6,000 to permanent equity.

The change in the estimated fair value of the preferred stock warrant liability is summarized below (in thousands):

	NINE MONTHS ENDED SEPTEMBER 30,
	2012	2013
Balance, beginning	$682	$563
Change in fair value recorded in other income, net	(82)	(500)
Exercises	—	(57)
Conversion of preferred stock warrant to common stock warrants and reclassification to permanent equity	—	(6)

Balance, ending	$600	$—

As of September 30, 2012, the fair value of the above warrants was determined using the following assumptions:

Risk-free interest rate	0.1-0.4%
Estimated term (years)	2.3
Volatility	85.0%

Net Loss Per Share of Common Stock

We compute basic net loss per common share dividing net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period. We did not include potentially dilutive securities consisting of stock options, the preferred stock warrants, the common stock warrant and convertible preferred stock in the diluted net loss per common share calculations for all periods presented, because the inclusion of such shares would have had an antidilutive effect. The convertible preferred stock contains certain participation rights.

For the nine months ended September 30, 2012 and 2013, we excluded the following securities from the calculation of diluted net loss per share as the effect would have been antidilutive (in thousands):

	SEPTEMBER 30,
	2012	2013
Convertible preferred stock	9,929	—
Options to purchase common stock	2,526	2,235
Warrants to purchase common stock	—	2
Warrants to purchase convertible preferred stock	88	—

	12,543	2,237